Cover	Jan. 13, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 13, 2026
Entity Registrant Name	Red Cat Holdings, Inc.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-40202
Entity Tax Identification Number	88-0490034
Entity Address, Address Line One	15 Ave. Munoz Rivera Ste 2200
Entity Address, City or Town	San Juan
Entity Address, Country	PR
Entity Address, Postal Zip Code	00901
City Area Code	800
Local Phone Number	466-9152
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001
Trading Symbol	RCAT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000748268